PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of Long-Lived Asset Impairments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Long-lived asset impairment	$ 3,821	$ 44,951	$ 60,507	$ 7,186	$ 188,702
Williston Basin
Property, Plant and Equipment [Line Items]
Long-lived asset impairment			10	3,972	101,961
Piceance Basin
Property, Plant and Equipment [Line Items]
Long-lived asset impairment			14,162	1,004	697
DJ Basin
Property, Plant and Equipment [Line Items]
Long-lived asset impairment			34,913	9
Barnett Shale
Property, Plant and Equipment [Line Items]
Long-lived asset impairment			9,629
Utica Shale
Property, Plant and Equipment [Line Items]
Long-lived asset impairment				1,440	$ 878
Permian Basin
Property, Plant and Equipment [Line Items]
Long-lived asset impairment			$ 726	$ 761